FAIR VALUE (Tables)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Disclosure of fair value measurement of assets [Table Text Block]
		December 31, 2017		December 31, 2016
		Fair value measurement			Fair value measurement
	Carrying value	Level 1	Level 3	Carrying value	Level 1	Level 3
Financial assets:
Marketable securities (Note 11)	$4,276,596	$4,276,596	$-	$5,846,627	$5,846,627	$-
Mineral property investments (Note 13)	4,416,780	-	4,416,780	4,416,780	-	4,416,780
Total	$8,693,376	$4,276,596	$4,416,780	$10,263,407	$5,846,627	$4,416,780

Disclosure of financial instruments [Table Text Block]
At December 31, 2017
	Amortized	FVTOCI (1)	Amortized	Total
	Cost		Cost
	(Financial		(Financial
	assets)		liabilities)
Financial assets:
Cash and cash equivalents	$15,399,727	$-	$-	$15,399,727
Current accounts and other receivables	25,856	-	-	25,856
Marketable securities	-	4,276,596	-	4,276,596
Mineral property investments	-	4,416,780	-	4,416,780
Reclamation deposit	116,131	-	-	116,131
Total financial assets	$15,541,714	$8,693,376	$-	$24,235,090
Financial liabilities:
Accounts payable and accrued liabilities	$-	$-	$1,082,840	$1,082,840

At December 31, 2016
	Amortized	FVTPL (1)	Amortized	Total
	Cost		Cost
	(Financial		(Financial
	assets)		liabilities)
Financial assets:
Cash and cash equivalents	$33,157,447	$-	$-	$33,157,447
Current accounts and other receivables	1,132,024	-	-	1,132,024
Marketable securities	-	5,846,627	-	5,846,627
Mineral property investments	-	4,416,780	-	4,416,780
Reclamation deposit	115,474	-	-	115,474
Total financial assets	$34,404,945	$10,263,407	$-	$44,668,352
Financial liabilities:
Accounts payable and accrued liabilities	$-	$-	$769,675	$769,675
Loans payable	-	-	454,819	454,819
Debenture liability	-	-	2,106,371	2,106,371
Total financial liabilities	$-	$-	$3,330,865	$3,330,865